Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Transition Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	NOVONIX LIMITED
Entity Central Index Key	0001859795
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	840,073,798
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares, no par value
Trading Symbol	NVX
Security Exchange Name	NASDAQ
Entity File Number	001-41208
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 38
Entity Address, Address Line Two	71 Eagle Street
Entity Address, City or Town	Brisbane
Entity Address, Country	AU
Entity Address, Postal Zip Code	QLD 4000
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Bankruptcy Proceedings, Reporting Current	false
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1379
Auditor Location	Brisbane
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of NOVONIX Limited and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of profit or loss and other comprehensive income, of changes in equity, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

Substantial Doubt about the Company’s Ability to Continue as a Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 1 to the consolidated financial statements, the Company has incurred recurring losses from operations, incurred cash outflows from operating activities and is dependent upon raising additional funding to finance its ongoing expansionary activities, and has stated that these events or conditions give rise to a material uncertainty which may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on the Company’s ability to continue as a going concern. Management's plans in regard to these matters are also described in Note 1. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1029 West 19th Street
Entity Address, City or Town	Chattanooga
Entity Address, Country	US
Entity Address, Postal Zip Code	TN 37408
Contact Personnel Email Address	suzie@novonixgroup.com
Contact Personnel Name	Suzanne Yeates